Derivative warrant liabilities (Details) $ in Thousands	3 Months Ended
Nov. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Ending balance at derivative warrant liabilities	$ 3,500
Derivative Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	6,849
Change in fair value	(3,365)
Ending balance at derivative warrant liabilities	$ 3,484